Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
3.2 Inventories

(CHF in millions)	12/31/2023	12/31/2022

Shoes	321.4	344.7
Apparel	34.5	43.5
Accessories	8.0	8.3
Other	—	0.2
Allowances	(7.4)	(1.1)
Inventories	356.5	395.6

In 2023, inventories of CHF 549.6 million (2022: CHF 384.8 million) and valuation allowances of CHF 6.3 million (2022: CHF 0.6 million) were recognized in cost of sales. At reporting date, inventories held on consignment amounted to CHF 4.0 million (2022: CHF 12.6 million).

Certain inventories have been pledged as collateral in relation to debt financing, refer to 5.4 Liquidity risk.

Accounting policies
Inventories only include finished goods purchased from third parties. Cost of inventories include expenditures incurred in acquiring the products and bringing them to their current location and condition.

Subsequent measurement of the inventory items is made at the lower of cost or net realizable value. Net realizable value is the estimated selling price of each specific item in the ordinary course of business less freight and selling expenses. If the net realizable value is below the cost, an allowance is recognized for the remaining items on stock.